FOREIGN EXCHANGE TRANSACTIONS AND TRANSLATIONS (Details) - EBP Japan	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
EBP, Description of Plan [Line Items]
Unrealized foreign exchange gain (loss) - net	$ (17,521,893)	¥ (2,526,000,000)	¥ 2,520,906,356	¥ 1,338,235,115
Realized foreign exchange gain (loss) - net	$ (1,603,865)	¥ (231,200,000)	¥ 114,857,085	¥ 11,005,306